Nationwide Schroders Global Equity Fund Expense Example - Nationwide Schroders Global Equity Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,146
Expense Example, with Redemption, 10 Years	1,838
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248